Commitments and Contingencies - Additional Information (Detail) (Indemnification Agreement [Member])	12 Months Ended
Dec. 31, 2013 Claim
Indemnification Agreement [Member]
Contingencies And Commitments [Line Items]
Claims received by fund	0